UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2008

1.805761.104

CTM-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount	Value
Connecticut - 76.5%
Bethel Gen. Oblig. BAN 2.5% 3/26/09	$ 20,000,000	$ 20,106,692
Cap. City Econ. Dev. Auth. Series 2004 B, 1.6% (Liquidity Facility Bank of America NA), VRDN (a)	23,625,000	23,625,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 1.75%, LOC HSBC Bank USA, NA, VRDN (a)	24,900,000	24,900,000
Series 1999, 1.75%, LOC HSBC Bank USA, NA, VRDN (a)	1,490,000	1,490,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
1.85% tender 10/9/08, CP mode	3,000,000	3,000,000
1.9% tender 10/8/08, CP mode	7,500,000	7,500,000
2.05% tender 11/13/08, CP mode	10,900,000	10,900,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5% 12/15/08	550,000	555,069
Series 2002 C, 5% 12/15/08	3,830,000	3,872,883
Series 2005 C, 5% 6/1/09	14,630,000	14,980,916
Series 2008 A, 2.25% 4/15/09	9,700,000	9,737,146
Series 2008 B, 3% 4/15/09	19,450,000	19,617,727
Participating VRDN:
Series Floaters 01 681, 1.87% (Liquidity Facility Morgan Stanley) (a)(d)	10,180,000	10,180,000
Series MS 00 514, 1.82% (Liquidity Facility Morgan Stanley) (a)(d)	9,995,000	9,995,000
Series MS 01 571, 1.87% (Liquidity Facility Morgan Stanley) (a)(d)	24,600,000	24,600,000
Series MS 1053, 2.02% (Liquidity Facility Morgan Stanley) (a)(d)	24,695,000	24,695,000
Series PT 2693, 1.84% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	43,905,000	43,905,000
Series Putters 2956, 1.82% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,255,000	10,255,000
Series Putters 3009, 1.82% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,200,000	5,200,000
Series Putters 320, 1.82% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,545,000	6,545,000
Series ROC II R 10174, 1.71% (Liquidity Facility Citibank NA) (a)(d)	8,810,000	8,810,000
Series ROC II R 10192, 1.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	8,780,000	8,780,000
Series ROC II R 10274, 1.7% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,230,000	9,230,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2004 A, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 51,535,000	$ 51,535,000
Series 2005 A1, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	50,000,000	50,000,000
Series B, 1.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	21,210,000	21,210,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1, 1.55% tender 2/6/09, CP mode	12,100,000	12,100,000
Series S2:
1.55% tender 9/3/08, CP mode	13,080,000	13,080,000
1.55% tender 9/8/08, CP mode	5,660,000	5,660,000
1.55% tender 9/8/08, CP mode	5,000,000	5,000,000
1.55% tender 10/7/08, CP mode	3,000,000	3,000,000
Participating VRDN:
ROC II R 12227, 1.77% (Liquidity Facility Citibank NA) (a)(d)	6,100,000	6,100,000
Series AAB 05 59, 1.81% (Liquidity Facility Bank of America NA) (a)(d)	15,995,000	15,995,000
Series BA 08 1080, 1.81% (Liquidity Facility Bank of America NA) (a)(d)	11,160,000	11,160,000
Series BA 08 1086, 1.81% (Liquidity Facility Bank of America NA) (a)(d)	21,000,000	21,000,000
Series BBT 08 17, 1.8% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,285,000	10,285,000
Series BBT 08 32, 1.8% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	9,736,500	9,736,500
Series EGL 02 6027 Class A, 1.77% (Liquidity Facility Bayerische Landesbank) (a)(d)	19,805,000	19,805,000
Series EGL 7 05 3031, 1.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	37,500,000	37,500,000
Series Floaters 13 TP, 1.88% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,300,000	7,300,000
Series LB 08 K34W, 2.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,600,000	4,600,000
Series MS 06 1884, 2.06% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,930,000	10,930,000
Series Putters 2862, 1.82% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,310,000	10,310,000
Series Putters 3045, 1.82% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,315,000	10,315,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 12171, 1.8% (Liquidity Facility Bank of New York, New York) (a)(d)	$ 14,850,000	$ 14,850,000
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.7%, VRDN (a)	10,175,000	10,175,000
(Avon Old Farms Proj.):
Series A, 1.85%, LOC Bank of America NA, VRDN (a)	4,320,000	4,320,000
Series B, 1.85%, LOC Bank of America NA, VRDN (a)	1,070,000	1,070,000
(Bradley Health Care, Inc. Proj.) Series B, 1.79%, LOC Bank of America NA, VRDN (a)	1,985,000	1,985,000
(Charlotte Hungerford Hosp. Proj.) Series C, 1.87%, LOC Bank of America NA, VRDN (a)	140,000	140,000
(Greenwich Academy Proj.) Series C, 1.79%, LOC Wachovia Bank NA Charlotte, VRDN (a)	1,000,000	1,000,000
(Greenwich Family YMCA Proj.) Series A, 1.86%, LOC Bank of New York, New York, VRDN (a)	11,300,000	11,300,000
(Greenwich Hosp. Proj.) Series C, 1.9%, LOC Bank of America NA, VRDN (a)	26,305,000	26,305,000
(Griffin Hosp. Proj.) Series C, 1.83%, LOC Wachovia Bank NA Charlotte, VRDN (a)	5,000,000	5,000,000
(Hamden Hall Country Day School Proj.) Series A, 1.84%, LOC RBS Citizens NA, VRDN (a)	2,800,000	2,800,000
(Hartford Hosp. Proj.) Series B, 1.85%, LOC Bank of America NA, VRDN (a)	16,225,000	16,225,000
(Health Care Cap. Asset Prog.):
Series A1, 1.85%, LOC Bank of America NA, VRDN (a)	5,410,000	5,410,000
Series B1, 1.8%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
(Hosp. of Central Connecticut Proj.) Series A, 1.84%, LOC Bank of America NA, VRDN (a)	11,000,000	11,000,000
(Hosp. of St. Raphael Proj.) Series M, 1.9%, LOC KBC Bank NV, VRDN (a)	12,195,000	12,195,000
(Masonicare Corp. Proj.):
Series C, 2.6%, LOC Wachovia Bank NA Charlotte, VRDN (a)	57,160,000	57,160,000
Series D, 2.45%, LOC Wachovia Bank NA Charlotte, VRDN (a)	16,235,000	16,235,000
(Pomfret School Issue Proj.) Series A, 1.85%, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
(Ridgefield Academy Proj.) Series A, 1.87%, LOC Bank of America NA, VRDN (a)	6,365,000	6,365,000
(Sacred Heart Univ. Proj.) Series F, 1.83%, LOC Bank of America NA, VRDN (a)	17,875,000	17,875,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 1.78%, LOC JPMorgan Chase Bank, VRDN (a)	$ 110,000,000	$ 110,000,002
(Trinity College Proj.) Series L, 1.84%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
(Univ. of Bridgeport Proj.) Series B, 1.84%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,010,000	9,010,000
(Univ. of New Haven Proj.):
Series E, 1.82%, LOC Wachovia Bank NA Charlotte, VRDN (a)	9,800,000	9,800,000
Series G, 1.85%, LOC Wachovia Bank NA Charlotte, VRDN (a)	7,640,000	7,640,000
(Wesleyan Univ. Proj.):
Series D, 1.65% (Liquidity Facility Bank of America NA), VRDN (a)	34,400,000	34,400,000
Series E, 2.55% (Liquidity Facility Bank of America NA), VRDN (a)	32,100,000	32,100,000
(Yale Univ. Proj.):
Series T2, 1.9%, VRDN (a)	27,250,000	27,250,000
Series U1, 1.9%, VRDN (a)	1,850,000	1,850,000
Series U2, 1.55%, VRDN (a)	33,920,000	33,920,000
Series V1, 2.4%, VRDN (a)	9,000,000	9,000,000
Series X2, 1.55%, VRDN (a)	11,200,000	11,200,000
Series Y3, 2.4%, VRDN (a)	7,700,000	7,700,000
(Yale-New Haven Hosp. Proj.):
Series K1, 1.9%, LOC JPMorgan Chase Bank, VRDN (a)	34,400,000	34,400,000
Series K2, 1.9%, LOC JPMorgan Chase Bank, VRDN (a)	25,180,000	25,180,000
Series L1, 1.9%, LOC Bank of America NA, VRDN (a)	25,430,000	25,430,000
Series L2, 1.9%, LOC Bank of America NA, VRDN (a)	27,230,000	27,230,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 1.84% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	26,185,000	26,185,000
Connecticut Hsg. Fin. Auth.:
Bonds (Hsg. Mtg. Fin. Prog.) Series 2006 F2, 2.5% 5/15/09 (c)	2,595,000	2,595,000
Participating VRDN:
Series MT 374, 2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	925,000	925,000
Series MT 376, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	585,000	585,000
(CIL Realty, Inc. Proj.) Series 2008, 1.75%, LOC HSBC Bank USA, NA, VRDN (a)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 2.1% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(c)	$ 12,326,000	$ 12,326,000
Series 1990 C, 2.1% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(c)	6,855,000	6,855,000
Series 2005 E4, 2.33% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	2,840,000	2,840,000
Series 2006 B2, 2.05% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(c)	24,400,000	24,400,000
Series 2006 F2, 2.05% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(c)	23,750,000	23,750,000
Series 2007 A4, 1.99% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(c)	15,520,000	15,520,000
Series 2007 B5, 2.05% (FSA Insured), VRDN (a)(c)	39,780,000	39,780,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series 2001 B, 5% 10/1/08 (FSA Insured)	10,150,000	10,174,518
Participating VRDN:
Series MS 01 735, 2.02% (Liquidity Facility Morgan Stanley) (a)(d)	14,275,000	14,275,000
Series ROC II R 122, 2.17% (Liquidity Facility Citibank NA) (a)(d)	12,265,000	12,265,000
Series 1, 1.97% (FSA Insured), VRDN (a)	28,800,000	28,800,000
Connecticut State Revolving Fund Gen. Rev. Bonds (Clean Wtr. Proj.) Series 2008 A, 3% 2/1/09	15,000,000	15,092,056
Hamden Gen. Oblig. BAN 2.5% 7/24/09	14,635,000	14,753,358
Hartford Redev. Agcy. Multi-family Mtg. Rev. (Underwood Towers Proj.) Series 1990, 1.95% (FSA Insured), VRDN (a)	11,230,000	11,230,000
Ledyard Gen. Oblig. BAN 2.75% 7/14/09	8,535,000	8,620,061
Manchester Gen. Oblig. BAN Series A, 2.5% 7/2/09	7,390,000	7,448,164
New Haven Gen. Oblig. Series A:
1.5% 9/9/08, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
1.55% 10/3/08, LOC Landesbank Hessen-Thuringen, CP	5,690,000	5,690,000
1.58% 9/3/08, LOC Landesbank Hessen-Thuringen, CP	2,593,000	2,593,000
1.58% 9/8/08, LOC Landesbank Hessen-Thuringen, CP	4,655,000	4,655,000
1.6% 9/12/08, LOC Landesbank Hessen-Thuringen, CP	5,000,000	5,000,000
North Branford Gen. Oblig. BAN 3.75% 11/12/08	14,500,000	14,511,584
Town of Avon BAN 4% 10/23/08	22,322,000	22,340,386
Univ. of Connecticut Bonds Series A, 5% 1/15/09 (MBIA Insured)	2,630,000	2,666,864
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Waterford Gen. Oblig. BAN 2.75% 8/13/09	$ 29,375,000	$ 29,709,510
Windsor Gen. Oblig. BAN 3% 6/25/09	2,345,000	2,371,481
		1,658,078,917
Puerto Rico - 7.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 11321, 1.88% (Liquidity Facility Citibank NA) (a)(d)	5,450,000	5,450,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series BA 07 325, 1.96% (Liquidity Facility Bank of America NA) (a)(d)	1,400,000	1,400,000
Series DCL 08 7, 1.84% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	6,565,000	6,565,000
Series ROC II R 815, 2.19% (Liquidity Facility Citibank NA) (a)(d)	8,740,000	8,740,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	3,100,000	3,100,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101 Class A, 1.69% (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
Series Merlots 00 A15, 1.9% (Liquidity Facility Bank of New York, New York) (a)(d)	11,865,000	11,865,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2003 C5, 2.1% (FSA Insured), VRDN (a)	76,015,000	76,015,000
Series 2007 A7, 1.9%, LOC UBS AG, VRDN (a)	3,000,000	3,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 07 0046, 2.19% (Liquidity Facility Bayerische Landesbank) (a)(d)	14,850,000	14,850,000
Series MS 06 1845, 2.05% (Liquidity Facility Morgan Stanley) (a)(d)	5,795,000	5,795,000
Series PA 771, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,015,000	5,015,000
Series Putters 147, 2.49% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,100,000	1,100,000
		152,895,000
Municipal Securities - continued
	Shares	Value
Other - 12.6%
Fidelity Municipal Cash Central Fund, 2.10% (b)	273,324,000	$ 273,324,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $2,084,297,917)		2,084,297,917
NET OTHER ASSETS - 3.8%		82,511,607
NET ASSETS - 100%		$ 2,166,809,524
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,843,843
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,084,297,917	$ 273,324,000	$ 1,810,973,917	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,084,297,917.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2008

1.805776.104

NJS-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.8%
	Principal Amount	Value
New Jersey - 70.7%
Bergen County Gen. Oblig. BAN 2.5% 12/18/08	$ 18,200,000	$ 18,229,019
Brick Township Gen. Oblig. BAN 2% 2/20/09	12,519,495	12,577,724
Burlington County Gen. Oblig. BAN:
3.5% 12/26/08	15,100,000	15,131,145
4% 9/12/08	17,650,000	17,651,995
Camden Gen. Oblig. BAN 3% 8/27/09	8,830,000	8,942,131
Carteret Gen. Oblig. BAN 4% 10/24/08	13,384,500	13,394,036
Cinnaminson Township BAN 2.5% 4/22/09	5,000,000	5,021,316
Clark Township Gen. Oblig. BAN 2.5% 3/27/09	6,370,000	6,393,401
Collingswood School District BAN 4% 10/3/08	7,400,000	7,402,686
East Brunswick Township Gen. Oblig. BAN 3% 5/8/09	26,380,000	26,579,585
Englewood Gen. Oblig. BAN 2.75% 7/1/09	15,800,000	15,905,454
Essex County Impt. Auth. Rev. Participating VRDN Series PT 3987, 1.83% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	8,070,000	8,070,000
Fort Lee Gen. Oblig. BAN 2.75% 5/22/09	9,900,000	9,963,018
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series DCL 08 001, 1.84% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	29,430,000	29,430,000
Series DX 07 006, 1.91% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	6,210,000	6,210,000
Series MS 2608, 1.94% (Liquidity Facility Morgan Stanley) (b)(g)	4,434,000	4,434,000
Series MS 2876, 1.94% (Liquidity Facility Morgan Stanley) (b)(g)	3,365,000	3,365,000
Series Putters 2865, 1.99% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,185,000	4,185,000
Glen Rock School District BAN 3% 11/5/08	5,900,000	5,911,179
Gloucester County Gen. Oblig. BAN Series A, 4% 10/17/08	7,700,000	7,705,231
Hopewell Township Gen. Oblig. BAN 2.5% 6/11/09	12,000,000	12,065,780
Howell Township Gen. Oblig. TAN 2.5% 3/19/09	12,000,000	12,055,480
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.9%, LOC Bank of New York, New York, VRDN (b)	12,100,000	12,100,000
Jackson Township Gen. Oblig. BAN 3.75% 12/5/08	9,900,000	9,910,178
Lakewood Township Gen. Oblig. BAN 2% 11/6/08	21,800,000	21,808,140
Lincoln Park Gen. Oblig. BAN 2.5% 2/26/09	21,078,850	21,137,135
Lyndhurst Township Gen. Oblig. BAN 2.5% 5/7/09	10,700,000	10,725,591
Morris Hills Reg'l. School District BAN 3% 6/16/09	6,800,000	6,855,255
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 1.65%, LOC Bank of New York, New York, VRDN (b)	9,800,000	9,800,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Bldg. Auth. State Bldg. Rev.: - continued
Series 2003 A2, 1.65%, LOC Bank of New York, New York, VRDN (b)	$ 11,700,000	$ 11,700,000
Series 2003 A4, 1.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	11,100,000	11,100,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Pennington School Proj.) 1.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. 2.42%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.85%, LOC JPMorgan Chase Bank, VRDN (b)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 1.9%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,060,000	3,060,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds:
(Trans. Proj.) Series A, 5% 5/1/18 (Pre-Refunded to 5/1/09 @ 100) (f)	4,665,000	4,768,896
Series 2008 W:
3.5% 9/1/08	5,115,000	5,115,000
3.5% 3/1/09	10,950,000	11,054,751
Participating VRDN Series EGL 06 0135, 1.78% (Liquidity Facility Citibank NA) (b)(g)	10,100,000	10,100,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.98%, LOC Wachovia Bank NA Charlotte, VRDN (b)(e)	2,225,000	2,225,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 1.45%, LOC Lloyds TSB Bank PLC, VRDN (b)	9,850,000	9,850,000
(LPS Inds. Proj.) 1.98%, LOC Wachovia Bank NA Charlotte, VRDN (b)(e)	6,320,000	6,320,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 1.45%, LOC Wachovia Bank NA Charlotte, VRDN (b)	12,140,000	12,140,000
Series 2008 V1, 1.78%, LOC Allied Irish Banks PLC, VRDN (b)	13,100,000	13,100,000
Series 2008 V2, 1.75%, LOC Dexia Cr. Local de France, VRDN (b)	70,500,000	70,500,000
Series 2008 V3, 1.73%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	43,200,000	43,200,000
Series 2008 V4, 1.74%, LOC Bank of America NA, VRDN (b)	23,700,000	23,700,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 2.5%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	$ 1,050,000	$ 1,050,000
Series 2006 R2, 2.3%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	7,500,000	7,500,000
Series 2006 R3, 2.3%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	18,240,000	18,240,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 1.9%, LOC Citibank NA, VRDN (b)(e)	45,600,000	45,600,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series A, 1.9%, LOC Wachovia Bank NA Charlotte, VRDN (b)(e)	16,270,000	16,270,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1045, 1.81% (Liquidity Facility Bank of America NA) (b)(g)	2,850,000	2,850,000
Series MS 2806, 2.09% (Liquidity Facility Morgan Stanley) (b)(g)	20,000,000	20,000,000
(Princeton Univ. Proj.) Series 2002 B, 2.4%, VRDN (b)	9,080,000	9,080,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	3,910,000	3,910,000
New Jersey Gen. Oblig. Participating VRDN:
Series Clipper 06 12, 1.89% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	35,115,000	35,115,000
Series MACN 04 F, 1.92% (Liquidity Facility Bank of America NA) (b)(g)	9,270,000	9,270,000
Series PT 3508, 1.83% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	3,940,000	3,940,000
Series Putters 1369, 2.19% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	3,375,000	3,375,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2008 C, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	25,715,000	25,715,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 1.82%, LOC Wachovia Bank NA Charlotte, VRDN (b)	7,600,000	7,600,000
(Childrens Specialized Hosp. Proj.) Series B, 1.78%, LOC Wachovia Bank NA Charlotte, VRDN (b)	2,475,000	2,475,000
(Cmnty. Hosp. Group, Inc. Proj.) Series 2003 A1, 1.81%, LOC Wachovia Bank NA Charlotte, VRDN (b)	1,420,000	1,420,000
(Meridian Health Sys. Proj.):
Series 2001 A1, 1.82%, LOC Bank of America NA, VRDN (b)(e)	3,830,000	3,830,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2003 A, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	$ 3,000,000	$ 3,000,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.8%, LOC Bank of America NA, VRDN (b)	1,100,000	1,100,000
(Southern Ocean County Hosp. Proj.) 1.81%, LOC Wachovia Bank NA Charlotte, VRDN (b)	10,445,000	10,445,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 1.7%, LOC UBS AG, VRDN (b)	9,200,000	9,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 2%, LOC Dexia Cr. Local de France, VRDN (b)(e)	70,465,000	70,465,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 1.65%, LOC Bank of America NA, VRDN (b)	11,800,000	11,800,000
Series 2008 F, 1.83%, LOC Bank of America NA, VRDN (b)(e)	75,925,000	75,925,000
Series G, 1.95% (FSA Insured), VRDN (b)(e)	5,600,000	5,600,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN Series Floaters 2495, 1.99% (Liquidity Facility Morgan Stanley) (b)(e)(g)	2,500,000	2,500,000
(Single Family Hsg. Proj.):
Series 2004 I:
1.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	10,625,000	10,625,000
1.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	14,900,000	14,900,000
1.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	9,875,000	9,875,000
Series 2005 Q, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	18,700,000	18,700,000
Series 2005 R, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	28,035,000	28,035,000
Series 2007 V, 1.6% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	15,000,000	15,000,000
Series 2008 Y, 1.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	68,130,000	68,130,000
Series 2008 Z, 1.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	15,000,000	15,000,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	16,600,000	16,600,000
Series Putters 1734 B, 1.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	58,125,000	58,125,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2000 A, 5.5% 1/1/09 (MBIA Insured)	$ 2,250,000	$ 2,275,406
Participating VRDN:
Series LB 05 K9, 2.48% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	7,205,000	7,205,000
Series Putters 2930Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,325,000	11,325,000
Series Putters 2955, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	14,700,000	14,700,000
Series ROC II R 10040, 2.19% (Liquidity Facility Citigroup, Inc.) (b)(g)	23,965,000	23,965,000
BAN Series 2008 A, 3% 5/1/09	11,700,000	11,791,243
Series 2003 C1, 2% (FSA Insured), VRDN (a)(b)	105,235,000	105,235,000
Series 2003 C2, 2% (FSA Insured), VRDN (b)	50,350,000	50,350,000
Series 2003 C3, 2% (FSA Insured), VRDN (b)	6,900,000	6,900,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series A:
4.5% 12/15/08	4,000,000	4,033,618
5.25% 12/15/08	14,650,000	14,755,817
Series C, 5.25% 12/15/08	8,500,000	8,576,354
Participating VRDN:
Series DB 449, 2.01% (Liquidity Facility Deutsche Bank AG) (b)(g)	8,315,000	8,315,000
Series DB 452, 2.01% (Liquidity Facility Deutsche Bank AG) (b)(g)	2,600,000	2,600,000
Series DB 624, 1.99% (Liquidity Facility Deutsche Bank AG) (b)(g)	3,000,000	3,000,000
Series DCL 08 33, 1.91% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	14,935,000	14,935,000
Series DCL 08 40, 1.91% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	18,155,000	18,155,000
Series MS 2540, 2.09% (Liquidity Facility Morgan Stanley) (b)(g)	4,000,000	4,000,000
Series PT 2494, 1.83% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	15,000,000	15,000,000
Series Putters 2803, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	10,970,000	10,970,000
Series Putters 2804, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	10,825,000	10,825,000
Series ROC II R 10157, 2.17% (Liquidity Facility Citigroup, Inc.) (b)(g)	1,850,000	1,850,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series ROC II R 10196 Z, 1.9% (Liquidity Facility Citigroup, Inc.) (b)(g)	$ 9,300,000	$ 9,300,000
Series ROC II R 11231, 1.85% (Liquidity Facility Citibank NA) (b)(g)	10,295,000	10,295,000
Series ROC II R 11278, 2.19% (Liquidity Facility Citibank NA) (b)(g)	13,000,000	13,000,000
Series ROC II R 146, 2.19% (Liquidity Facility Citibank NA) (b)(g)	7,495,000	7,495,000
Newark Gen. Oblig. BAN Series 2008 E, 2.5% 4/15/09	37,600,000	37,819,980
Newark Port Auth. Hsg. Auth. Rev. Participating VRDN Series DBE 557, 1.87% (Liquidity Facility Deutsche Bank AG) (b)(g)	1,255,000	1,255,000
North Bergen Township Gen. Oblig. BAN 3% 5/15/09	11,800,000	11,890,127
North Brunswick Township Gen. Oblig. BAN 2.5% 8/17/09	17,328,000	17,480,120
Paterson Gen. Oblig. BAN 3% 6/18/09	9,673,000	9,744,474
Point Pleasant Gen. Oblig. BAN 2.5% 1/28/09	9,159,935	9,173,433
Salem County Impt. Auth. Rev. (Friends Home at Woodstown, Inc. Proj.) 1.95%, LOC Allied Irish Banks PLC, VRDN (b)	3,675,000	3,675,000
Sussex County Muni. Utils. Auth. BAN 2.75% 9/25/08	5,500,000	5,503,200
Trenton Gen. Oblig. BAN:
3% 1/29/09	6,853,795	6,884,247
3% 5/15/09	20,044,192	20,193,056
3% 7/2/09	9,574,288	9,660,330
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1989, 1.85%, VRDN (b)	11,200,000	11,200,000
Vernon Township Gen. Oblig. BAN 3.5% 1/9/09	8,896,655	8,915,382
Washington Township/Mercer County Gen. Oblig. BAN 4% 9/26/08	12,525,000	12,529,212
West Milford Township Gen. Oblig. BAN 2.5% 4/24/09	6,241,585	6,267,987
Westwood Reg'l. School District BAN 3.25% 9/16/08	10,000,000	10,001,442
		1,828,503,554
New Jersey/Pennsylvania - 3.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 B1, 1.81%, LOC Dexia Cr. Local de France, VRDN (b)	9,000,000	9,000,000
Series 2007 B2, 1.8%, LOC Dexia Cr. Local de France, VRDN (b)	20,000,000	20,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Participating VRDN:
Series Merlots 00 K, 2.22% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(g)	$ 16,165,000	$ 16,165,000
Series SGA 89, 2.35% (Liquidity Facility Societe Generale) (b)(g)	5,500,000	5,500,000
Series 2008 A, 1.8%, LOC Bank of America NA, VRDN (b)	26,000,000	26,000,000
Series 2008 B, 1.79%, LOC TD Banknorth, N.A., VRDN (b)	19,100,000	19,100,000
		95,765,000
New York & New Jersey - 14.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 1.86% (Liquidity Facility Bank of America NA) (b)(e)(g)	70,000,000	70,000,000
Series BA 08 1066, 1.86% (Liquidity Facility Bank of America NA) (b)(e)(g)	9,765,000	9,765,000
Series BA 08 1067, 1.86% (Liquidity Facility Bank of America NA) (b)(e)(g)	5,000,000	5,000,000
Series DB 636, 1.9% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	8,700,000	8,700,000
Series EGL 06 107 Class A, 1.86% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	30,500,000	30,500,000
Series EGL 07 0047, 2.02% (Liquidity Facility Bayerische Landesbank) (b)(e)(g)	11,200,000	11,200,000
Series GS 08 12, 1.9% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)(g)	3,175,000	3,175,000
Series GS 08 31TP, 1.85% (Liquidity Facility Wells Fargo & Co.) (b)(e)(g)	10,315,000	10,315,000
Series Merlots 07 C1, 2.17% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	3,960,000	3,960,000
Series MS 2660, 1.89% (Liquidity Facility Morgan Stanley) (b)(e)(g)	9,300,000	9,300,000
Series MS 766, 1.99% (Liquidity Facility Morgan Stanley) (b)(g)	4,245,000	4,245,000
Series PA 1377 R, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,050,000	4,050,000
Series PT 1269, 2.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	14,705,000	14,705,000
Series PT 3813, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)(h)	6,120,000	6,120,000
Series PT 984, 1.81% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	7,870,000	7,870,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 1546, 1.84% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 5,470,000	$ 5,470,000
Series Putters 2929Z, 1.84% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	5,000,000	5,000,000
Series Putters 3114, 1.99% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	9,900,000	9,900,000
Series ROC II R 12041, 2.12% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	4,300,000	4,300,000
Series ROC II R 2575, 1.89% (Liquidity Facility Morgan Stanley) (b)(e)(g)	23,600,000	23,600,000
Series ROC II R 9207, 1.87% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	4,090,000	4,090,000
Series 1991 1, 1.92%, VRDN (b)(e)(h)	8,800,000	8,800,000
Series 1991 3, 1.92%, VRDN (b)(e)(h)	9,800,000	9,800,000
Series 1992 1, 1.89%, VRDN (b)(h)	6,800,000	6,800,000
Series 1995 3, 1.92%, VRDN (b)(e)(h)	9,400,000	9,400,000
Series 1995 4, 1.92%, VRDN (b)(e)(h)	10,500,000	10,500,000
Series 2006 4, 1.9%, VRDN (b)	10,000,000	10,000,000
Series A:
1.52% 9/10/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	3,320,000	3,320,000
1.55% 10/9/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	20,000,000	20,000,000
1.6% 11/7/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	5,270,000	5,270,000
Series B:
1.45% 9/3/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	28,910,000	28,910,000
1.6% 9/10/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	5,790,000	5,790,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 87, 1.86% (Liquidity Facility Bank of America NA) (b)(e)(g)	8,870,000	8,870,000
		378,725,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series MS 2551, 1.94% (Liquidity Facility Morgan Stanley) (b)(g)	3,750,000	3,750,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.96% (Liquidity Facility Bank of America NA) (b)(g)	10,100,000	10,100,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 2.05% (Liquidity Facility Morgan Stanley) (b)(g)	$ 2,800,000	$ 2,800,000
Series Putters 147, 2.49% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,560,000	1,560,000
		18,210,000
Virginia - 0.2%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds 3.6% 1/1/09 (e)	5,000,000	5,022,133
	Shares
Other - 6.8%
Fidelity Municipal Cash Central Fund, 2.10% (c)(d)	175,449,000	175,449,000
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $2,501,674,687)		2,501,674,687
NET OTHER ASSETS - 3.2%		82,783,649
NET ASSETS - 100%		$ 2,584,458,336
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,420,000 or 2.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Participating VRDN Series PT 3813, 1.89% (Liquidity Facility Dexia Cr. Local de France)	1/4/07	$ 6,120,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 1, 1.92%, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 1.92%, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 1.89%, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 1.92%, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 1.92%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,921,888
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,501,674,687	$ 175,449,000	$ 2,326,225,687	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,501,674,687.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open - end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2008

1.805778.104

SNJ-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value
New Jersey - 73.7%
Bergen County Gen. Oblig. BAN 2.5% 12/18/08	$ 12,721,000	$ 12,741,283
Burlington County Gen. Oblig. BAN 4% 9/12/08	14,700,000	14,701,661
Cedar Grove Township Gen. Oblig. BAN 2% 2/25/09	8,522,000	8,561,549
Clifton Gen. Oblig. BAN 2.25% 2/13/09	7,000,000	7,026,739
Collingswood School District BAN 4% 10/3/08	6,100,000	6,102,214
East Brunswick Township Gen. Oblig. BAN:
3% 5/8/09	18,200,000	18,337,697
3.5% 1/9/09	12,490,000	12,511,960
Englewood Gen. Oblig. BAN 2.75% 7/1/09	11,039,925	11,113,609
Fort Lee Gen. Oblig. BAN 2.75% 5/22/09	6,972,000	7,016,380
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series DCL 08 001, 1.84% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,000,000	7,000,000
Series MS 2608, 1.94% (Liquidity Facility Morgan Stanley) (b)(d)	2,444,000	2,444,000
Series MS 2876, 1.94% (Liquidity Facility Morgan Stanley) (b)(d)	2,300,000	2,300,000
Glassboro Gen. Oblig. BAN Series A, 2.75% 1/30/09	8,000,000	8,019,758
Glen Rock School District BAN 3% 11/5/08	4,100,000	4,107,769
Gloucester County Gen. Oblig. BAN Series A, 4% 10/17/08	6,400,000	6,404,347
Hopatcong Borough Gen. Oblig. BAN 2.75% 8/7/09	12,600,000	12,694,365
Hopewell Township Gen. Oblig. BAN 2.5% 6/11/09	8,506,585	8,553,215
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.9%, LOC Bank of New York, New York, VRDN (b)	15,370,000	15,370,000
Jackson Township Gen. Oblig. BAN 3.75% 12/5/08	8,087,729	8,096,044
Lyndhurst Township Gen. Oblig. BAN 2.5% 5/7/09	7,438,453	7,456,243
Madison Borough Gen. Oblig. BAN 4% 10/17/08	10,000,000	10,006,306
Morris Hills Reg'l. School District BAN 3% 6/16/09	4,800,000	4,839,003
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 1.65%, LOC Bank of New York, New York, VRDN (b)	20,925,000	20,925,000
Series 2003 A2, 1.65%, LOC Bank of New York, New York, VRDN (b)	8,300,000	8,300,000
Series 2003 A3, 1.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	8,825,000	8,825,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Services) Series 1995, 1.83%, LOC Wachovia Bank NA Charlotte, VRDN (b)	3,370,000	3,370,000
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 1.83%, LOC Wachovia Bank NA Charlotte, VRDN (b)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(The Pennington School Proj.) 1.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 4,000,000	$ 4,000,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 2.3%, LOC Wells Fargo Bank NA, VRDN (b)	14,000,000	14,000,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN Series ROC II R 689, 1.77% (Liquidity Facility Citibank NA) (b)(d)	7,500,000	7,500,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	3,680,000	3,680,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 W, 3.5% 3/1/09	7,600,000	7,672,705
Participating VRDN:
Series EGL 06 0135, 1.78% (Liquidity Facility Citibank NA) (b)(d)	7,500,000	7,500,000
Series MACN 06 B, 1.92% (Liquidity Facility Bank of America NA) (b)(d)	2,095,000	2,095,000
Series MSCO 01 572, 1.89% (Liquidity Facility Morgan Stanley) (b)(d)	10,791,500	10,791,500
Series Putters 2712, 2.14% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,550,000	2,550,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 1.45%, LOC Lloyds TSB Bank PLC, VRDN (b)	13,240,000	13,240,000
Series 2008 V1, 1.78%, LOC Allied Irish Banks PLC, VRDN (b)	8,400,000	8,400,000
Series 2008 V2, 1.75%, LOC Dexia Cr. Local de France, VRDN (b)	62,400,000	62,400,000
Series 2008 V3, 1.73%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	37,650,000	37,650,000
Series 2008 V4, 1.74%, LOC Bank of America NA, VRDN (b)	62,800,000	62,800,000
Series 2008 X, 1.45%, LOC Bank of America NA, VRDN (b)	92,775,000	92,775,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 2.5%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	2,645,000	2,645,000
Series 2006 R3, 2.3%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	18,185,000	18,185,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 2806, 2.09% (Liquidity Facility Morgan Stanley) (b)(d)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 10284, 1.72% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 1,240,000	$ 1,240,000
(Princeton Univ. Proj.):
Series 2001 B, 2.4%, VRDN (b)	15,290,000	15,290,000
Series 2002 B, 2.4%, VRDN (b)	11,700,000	11,700,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series PT 1560, 1.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,895,000	5,895,000
New Jersey Gen. Oblig.:
Bonds:
5.25% 2/1/09	6,475,000	6,563,560
5.75% 5/1/09	5,175,000	5,308,666
Participating VRDN:
Series Clipper 06 12, 1.89% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	24,200,000	24,200,000
Series Putters 2779, 1.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,975,000	9,975,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2008 C, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	30,315,000	30,315,000
(Childrens Specialized Hosp. Proj.) Series B, 1.78%, LOC Wachovia Bank NA Charlotte, VRDN (b)	1,960,000	1,960,000
(Cmnty. Hosp. Group, Inc. Proj.) Series 2003 A1, 1.81%, LOC Wachovia Bank NA Charlotte, VRDN (b)	3,475,000	3,475,000
(Meridian Health Sys. Proj.):
Series 2003 A, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
Series 2006 A5, 1.82%, LOC Wachovia Bank NA Charlotte, VRDN (b)	7,000,000	7,000,000
Series 2007, 1.85% (Assured Guaranty Corp. Insured), VRDN (b)	6,400,000	6,400,000
(Robert Wood Johnson Univ. Hosp. Proj.) 1.78%, LOC Wachovia Bank NA Charlotte, VRDN (b)	3,335,000	3,335,000
(South Jersey Hosp. Proj.) Series 2004 A4, 1.81%, LOC Wachovia Bank NA Charlotte, VRDN (b)	3,410,000	3,410,000
(The Cmnty. Hosp. Group, Inc. Proj.) Series 2005 A3, 1.82%, LOC Wachovia Bank NA Charlotte, VRDN (b)	12,950,000	12,950,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 1.7%, LOC UBS AG, VRDN (b)	13,500,000	13,500,000
(Virtua Health Proj.) Series 2004, 1.78%, LOC Wachovia Bank NA Charlotte, VRDN (b)	11,530,000	11,530,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health, Inc. Proj.) Series 2003 A7, 1.78%, LOC Wachovia Bank NA Charlotte, VRDN (b)	$ 7,900,000	$ 7,900,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 1.65%, LOC Bank of America NA, VRDN (b)	8,200,000	8,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN Series Putters 2619, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,550,000	2,550,000
(Single Family Hsg. Proj.) Series 2005 P, 1.79% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	115,000	115,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	10,860,000	10,860,000
Series Merlots 07 C72, 1.92% (Liquidity Facility Bank of New York, New York) (b)(d)	12,060,000	12,060,000
Series MT 364, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,540,000	8,540,000
Series Putters 1734 B, 1.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	45,565,000	45,565,000
Series Putters 1806 B, 1.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	20,135,000	20,135,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series Putters 2955, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,240,000	10,240,000
Series ROC II R 10040, 2.19% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,980,000	5,980,000
BAN Series 2008 A, 3% 5/1/09	38,300,000	38,597,130
Series 2003 C1, 2% (FSA Insured), VRDN (b)	80,695,000	80,695,000
Series 2003 C2, 2% (FSA Insured), VRDN (b)	34,220,000	34,220,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series A, 5.25% 12/15/08	1,000,000	1,006,083
Series C, 5.25% 12/15/08	35,430,000	35,661,572
Participating VRDN:
Series BA 07 324, 1.96% (Liquidity Facility Bank of America NA) (b)(d)	5,000,000	5,000,000
Series DB 452, 2.01% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,595,000	2,595,000
Series DCL 08 40, 1.91% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,200,000	12,200,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series MS 2540, 2.09% (Liquidity Facility Morgan Stanley) (b)(d)	$ 1,733,500	$ 1,733,500
Series MT 458, 1.81% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,495,000	16,495,000
Series PT 2494, 1.83% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,125,000	10,125,000
Series Putters 2805, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,885,000	10,885,000
Series ROC II R 10157, 2.17% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,905,000	2,905,000
Series ROC II R 11182 WFZ, 1.88% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,815,000	6,815,000
Series ROC II R 11494, 2.17% (Liquidity Facility Citibank NA) (b)(d)	5,675,000	5,675,000
Newark Gen. Oblig. BAN:
Series 2008 E, 2.5% 4/15/09	10,459,000	10,520,191
Series 2008 G, 2.5% 4/15/09	14,900,000	14,987,173
Newark Port Auth. Hsg. Auth. Rev. Participating VRDN Series DBE 511, 1.87% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,390,000	5,390,000
North Bergen Township Gen. Oblig. BAN 3% 5/15/09	8,069,000	8,130,630
North Brunswick Township Gen. Oblig. BAN 2.5% 8/17/09	12,000,000	12,105,346
Paterson Gen. Oblig. BAN 3% 6/18/09	6,700,000	6,749,507
Piscataway Township Gen. Oblig. BAN 2.5% 4/9/09	12,500,000	12,571,952
Rutgers State Univ. Rev. Bonds 5% 5/1/09	1,000,000	1,021,602
Saddle River Gen. Oblig. BAN 2.5% 4/3/09	4,606,000	4,627,501
Salem County Impt. Auth. Rev. (Friends Home at Woodstown, Inc. Proj.) 1.95%, LOC Allied Irish Banks PLC, VRDN (b)	5,225,000	5,225,000
Township of Bridgewater BAN 2.5% 3/19/09	10,000,000	10,032,638
Trenton Gen. Oblig. BAN:
3% 1/29/09	4,966,221	4,988,223
3% 5/15/09	13,800,000	13,902,490
3% 7/2/09	6,700,000	6,760,211
Union City Gen. Oblig. BAN 2.5% 1/30/09	12,259,000	12,277,359
Vernon Township Gen. Oblig. BAN 3.5% 1/9/09	6,800,000	6,814,314
		1,316,812,995
New Jersey/Pennsylvania - 4.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2007 B2, 1.8%, LOC Dexia Cr. Local de France, VRDN (b)	22,325,000	22,325,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Participating VRDN:
Series Merlots 00 K, 2.22% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(d)	$ 13,000,000	$ 13,000,000
Series SGA 89, 2.35% (Liquidity Facility Societe Generale) (b)(d)	7,300,000	7,300,000
Series 2008 A, 1.8%, LOC Bank of America NA, VRDN (b)	17,600,000	17,600,000
Series 2008 B, 1.79%, LOC TD Banknorth, N.A., VRDN (b)	12,900,000	12,900,000
		73,125,000
New York & New Jersey - 6.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 1.81% (Liquidity Facility Bank of America NA) (b)(d)	21,675,000	21,675,000
Series MS 2883, 1.89% (Liquidity Facility Morgan Stanley) (b)(d)	3,445,000	3,445,000
Series Putters 1546, 1.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000,000	5,000,000
Series Putters 2449, 1.84% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	2,625,000	2,625,000
Series Putters 3094, 1.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,000,000	15,000,000
Series ROC II R 12008, 1.77% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,700,000	8,700,000
Series 1992 2, 1.89%, VRDN (b)(e)	6,900,000	6,900,000
Series 1997 1, 1.89%, VRDN (b)(e)	8,900,000	8,900,000
Series 1997 2, 1.89%, VRDN (b)(e)	10,400,000	10,400,000
Series 2004 1, 1.9%, VRDN (b)	2,000,000	2,000,000
Series B:
1.55% 10/9/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	15,285,000	15,285,000
1.56% 9/4/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	12,345,000	12,345,000
		112,275,000
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2003 C4, 2.1% (FSA Insured), VRDN (b)	$ 4,900,000	$ 4,900,000
Series 2003 C5, 2.1% (FSA Insured), VRDN (b)	25,000,000	25,000,000
Series 2008 B, 2.15%, LOC Wachovia Bank NA Charlotte, VRDN (b)	2,000,000	2,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 2.05% (Liquidity Facility Morgan Stanley) (b)(d)	8,900,000	8,900,000
Series Putters 147, 2.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,900,000	2,900,000
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 2.25%, tender 3/1/09 (b)	2,700,000	2,700,000
		50,200,000
	Shares
Other - 9.5%
Fidelity Tax-Free Cash Central Fund, 2.37% (a)(c)	169,323,000	169,323,000
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $1,721,735,995)		1,721,735,995
NET OTHER ASSETS - 3.6%		64,622,868
NET ASSETS - 100%		$ 1,786,358,863
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 1.89%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 1.89%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 1.89%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 2,052,421
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,721,735,995	$ 169,323,000	$ 1,552,412,995	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,721,735,995.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008